Commitments and Contingencies - Additional Information (Details) - Summit Materials, LLC - USD ($) $ in Millions	6 Months Ended	12 Months Ended		66 Months Ended
	Jul. 02, 2016	Dec. 29, 2012	Dec. 31, 2011	Jul. 02, 2016	Jan. 02, 2016
Contingencies
Term of purchase commitments	1 year
Assumption of Obligations Under Indemnification Agreement
Contingencies
Amount funded for loss incurred by joint venture		$ 4.0	$ 4.8	$ 8.8
Recognized losses on indemnification agreement		$ 8.0	$ 1.9
Assumption of Obligations Under Indemnification Agreement | Other noncurrent liabilities
Contingencies
Accrual recorded in other noncurrent liabilities	$ 4.3			4.3	$ 4.3
Site Restoration Obligations
Contingencies
Anticipated costs	64.2			64.2	56.7
Site Restoration Obligations | Other noncurrent liabilities
Contingencies
Site restoration obligation, non-current	17.6			17.6	18.7
Site Restoration Obligations | Accrued expenses.
Contingencies
Site restoration obligation, current	$ 4.3			$ 4.3	$ 2.0